Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – Partners International Value Fund - Class 1 | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners International Value Fund - Class 1 | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Value Fund - Class 1 | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Value Fund - Class 1 | Rexel SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners International Value Fund - Class 1 | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners International Value Fund - Class 1 | Daimler Truck Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners International Value Fund - Class 1 | BASF SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 1 | ArcelorMittal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 1 | Teleperformance SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 1 | Amundi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Variable Portfolio – Partners International Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Variable Portfolio – Partners International Value Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Variable Portfolio – Partners International Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Variable Portfolio – Partners International Value Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Variable Portfolio – Partners International Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Variable Portfolio – Partners International Value Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio – Partners International Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Partners International Value Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners International Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners International Value Fund - Class 1 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Variable Portfolio – Partners International Value Fund - Class 1 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio – Partners International Value Fund - Class 1 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio – Partners International Value Fund - Class 1 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Variable Portfolio – Partners International Value Fund - Class 1 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio – Partners International Value Fund - Class 1 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio – Partners International Value Fund - Class 1 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Partners International Value Fund - Class 1 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – Partners International Value Fund - Class 1 | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Partners International Value Fund - Class 1 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Partners International Value Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Variable Portfolio – Partners International Value Fund - Class 2 | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners International Value Fund - Class 2 | Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Value Fund - Class 2 | Reckitt Benckiser Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners International Value Fund - Class 2 | Rexel SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners International Value Fund - Class 2 | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners International Value Fund - Class 2 | Daimler Truck Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners International Value Fund - Class 2 | BASF SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 2 | ArcelorMittal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 2 | Teleperformance SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 2 | Amundi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Variable Portfolio – Partners International Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Variable Portfolio – Partners International Value Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Variable Portfolio – Partners International Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Variable Portfolio – Partners International Value Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Variable Portfolio – Partners International Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Variable Portfolio – Partners International Value Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Portfolio – Partners International Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Partners International Value Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Partners International Value Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners International Value Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Variable Portfolio – Partners International Value Fund - Class 2 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Variable Portfolio – Partners International Value Fund - Class 2 | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio – Partners International Value Fund - Class 2 | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Variable Portfolio – Partners International Value Fund - Class 2 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Variable Portfolio – Partners International Value Fund - Class 2 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Portfolio – Partners International Value Fund - Class 2 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Variable Portfolio – Partners International Value Fund - Class 2 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Variable Portfolio – Partners International Value Fund - Class 2 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Portfolio – Partners International Value Fund - Class 2 | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Partners International Value Fund - Class 2 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Variable Portfolio – Partners International Value Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%